John Hancock Classic Value Fund Annual Fund Operating Expenses - Class A C I R2 R6 [Member] - John Hancock Classic Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.12%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.11%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	1.87%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.86%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.20%
Other Expenses (as a percentage of Assets):	0.20%
Expenses (as a percentage of Assets)	0.87%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.86%
Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%	[3]
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	1.25%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.14%
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.80%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.76%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.75%

[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective July 1, 2025.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement, including the fund (the participating portfolios). This waiver equals, on an annualized basis, 0.0100% of that portion of the aggregate net assets of all the participating portfolios that exceeds $75 billion but is less than or equal to $125 billion; 0.0125% of that portion of the aggregate net assets of all the participating portfolios that exceeds $125 billion but is less than or equal to $150 billion; 0.0150% of that portion of the aggregate net assets of all the participating portfolios that exceeds $150 billion but is less than or equal to $175 billion; 0.0175% of that portion of the aggregate net assets of all the participating portfolios that exceeds $175 billion but is less than or equal to $200 billion; 0.0200% of that portion of the aggregate net assets of all the participating portfolios that exceeds $200 billion but is less than or equal to $225 billion; and 0.0225% of that portion of the aggregate net assets of all the participating portfolios that exceeds $225 billion. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each participating portfolio. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
[3]	“Service plan fee” has been restated to reflect maximum allowable fees.